DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Restricted net assets of PRC subsidiaries	$ 16,000,000	$ 16,000,000
Restricted Net Assets, Percent Of Net Assets	12.80%	17.50%